Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000211432 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000211432 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000211432 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000211432 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000211432 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211432 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211432 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211432 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211432 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000211432 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000211432 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000211432 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211432 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000211432 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000211432 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211432 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000211432 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000211432 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000211432 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000211432 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000211432 | Technology
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000211433 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000211433 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000211433 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000211433 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211433 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211433 | 68389X105 | Oracle Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211433 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211433 | 69608A108 | Palantir Technologies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211433 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211433 | 369604301 | General Electric Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211433 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000211433 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211433 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211433 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211433 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000211433 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000211433 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000211433 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000211433 | Technology
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000246458 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000246458 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000246458 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000246458 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246458 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246458 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000246458 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000246458 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246458 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000246458 | 69608A108 | Palantir Technologies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000246458 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246458 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000246458 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000246458 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246458 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246458 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000246458 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000246458 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000246458 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000246458 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000246458 | Technology
Holdings [Line Items]
Percent of Net Asset Value	38.20%